Notes Payable (Schedule of Notes Payable) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 04, 2014	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total notes payable			$ 166,271	$ 558,243
Current portion				(171,270)
Long-term portion			166,271	386,973
Term of loans	60 days
Proceeds from convertible notes payable		1,750,000	1,750,000	750,000
LWM, LLC. Notes Payable [Member ]
Debt Instrument [Line Items]
Total notes payable			166,271
Interest rate on outstanding term loan			1.00%
Loan maturity date			Sep. 05, 2016
D. Wood Holdings, LLC. Notes Payable [Member]
Debt Instrument [Line Items]
Total notes payable				131,279
Imputed interest			1.71%
Loan maturity date			Sep. 05, 2016
Spark Assembly, LLC. Notes Payable [Member]
Debt Instrument [Line Items]
Total notes payable				34,992
Imputed interest			1.71%
Loan maturity date			Sep. 05, 2016
New Mexico Community Development Loan Fund [Member]
Debt Instrument [Line Items]
Total notes payable				16,972
Interest rate on outstanding term loan			8.00%
Monthly payments			690
Loan maturity date			Mar. 31, 2015
Silicon Valley Bank Notes Payable [Member]
Debt Instrument [Line Items]
Total notes payable				$ 375,000
Interest spread above prime interest rate			2.50%
Prime interest rate			5.75%
Installment payments start date			Apr. 01, 2012
Term of loans			36 months